CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenues
-Third party customers	$ 182,243,000	1,103,243,000	801,189,000	618,422,000
-A related party customer			12,543,000
Net revenues	182,243,000	1,103,243,000	813,732,000	618,422,000
Cost of revenues	(124,984,000)	(756,617,000)	(559,460,000)	(432,736,000)
Gross profit	57,259,000	346,626,000	254,272,000	185,686,000
Sales and marketing expenses	(20,579,000)	(124,578,000)	(87,597,000)	(72,040,000)
General and administrative expenses (including provision for doubtful accounts of RMB2,786, RMB22,736 and RMB23,722 (US$3,918) for the years ended December 31, 2011, 2012 and 2013)	(25,368,000)	(153,568,000)	(106,115,000)	(57,308,000)
Research and development expenses	(16,965,000)	(102,704,000)	(68,523,000)	(40,952,000)
Impairment of an available-for-sale investment	201,000	1,217,000	0	0
Post-acquisition settlement consideration				(7,158,000)
Operating income/ (loss)	(5,854,000)	(35,441,000)	(7,963,000)	8,228,000
Interest income	415,000	2,513,000	1,844,000	2,233,000
Interest expense	(592,000)	(3,584,000)	(1,340,000)	(1,254,000)
Other (expenses)/ income	1,137,000	6,886,000	(1,758,000)	(5,165,000)
Foreign exchange loss	(546,000)	(3,308,000)	(1,481,000)	(4,411,000)
Loss from continuing operations before income taxes	(5,440,000)	(32,934,000)	(10,698,000)	(369,000)
Income tax expense	(214,000)	(1,295,000)	(6,293,000)	(11,145,000)
Net loss from continuing operations	(5,654,000)	(34,229,000)	(16,991,000)	(11,514,000)
Income from discontinued operations				31,977,000
Net income/ (loss)	(5,654,000)	(34,229,000)	(16,991,000)	20,463,000
Foreign currency translation	(326,000)	(1,975,000)	29,000	773,000
Unrealized holding gain on available-for-sale investments	301,000	1,821,000	1,594,000	90,000
Amounts reclassified from accumulated other comprehensive income	(316,000)	(1,912,000)	(224,000)
Total other comprehensive income (loss), net of tax	(341,000)	(2,066,000)	1,399,000	863,000
Comprehensive income/ (loss)	$ (5,995,000)	(36,295,000)	(15,592,000)	21,326,000
Earnings/ (loss) per share
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.09)	(0.05)	(0.03)
Income from discontinued operations (in CNY or dollars per share)				0.08
Basic (in CNY or dollars per share)	$ (0.01)	(0.09)	(0.05)	0.05
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.09)	(0.05)	(0.03)
Income from discontinued operations (in CNY or dollars per share)				0.08
Diluted (in CNY or dollars per share)	$ (0.01)	(0.09)	(0.05)	0.05
Shares used in earnings/ (loss) per share computations:
Basic (in shares)	362,916,540	362,916,540	363,780,875	381,984,517
Diluted (in shares)	362,916,540	362,916,540	363,780,875	381,984,517